Goodwill and Other Intangible Assets (Goodwill Roll Forward) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill	$ 3,750	$ 3,750	$ 3,788
Accumulated impairment losses	(3,388)	(3,388)	(2,611)
Net balance	362	362	1,177	$ 1,061
Goodwill impairment expense	(777)	(777)	0	$ 0
Goodwill, Acquired During Period		3
Goodwill, Written off Related to Sale of Business Unit		(41)
Operating Segments [Member] | New Energy Technologies
Goodwill [Roll Forward]
Goodwill	3	3	1
Accumulated impairment losses	0	0	0
Net balance	3	3	1
Goodwill impairment expense		0
Goodwill, Acquired During Period		3
Goodwill, Written off Related to Sale of Business Unit		(1)
Operating Segments [Member] | Renewables
Goodwill [Roll Forward]
Goodwill	355	355	395
Accumulated impairment losses	(35)	(35)	(35)
Net balance	320	320	360
Goodwill impairment expense		0
Goodwill, Acquired During Period		0
Goodwill, Written off Related to Sale of Business Unit		(40)
Operating Segments [Member] | Utilities
Goodwill [Roll Forward]
Goodwill	2,709	2,709	2,709
Accumulated impairment losses	(2,709)	(2,709)	(2,576)
Net balance	0	0	133
Goodwill impairment expense		133
Goodwill, Acquired During Period		0
Goodwill, Written off Related to Sale of Business Unit		0
Operating Segments [Member] | Energy Infrastructure
Goodwill [Roll Forward]
Goodwill	683	683	683
Accumulated impairment losses	(644)	(644)	0
Net balance	$ 39	39	$ 683
Goodwill impairment expense		644
Goodwill, Acquired During Period		0
Goodwill, Written off Related to Sale of Business Unit		$ 0